CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
REVENUES:
Time charter revenues	$ 226,189	$ 161,897	$ 114,259
EXPENSES:
Voyage expenses	7,405	8,617	13,826
Vessel operating expenses	95,510	90,358	85,955
Depreciation and amortization of deferred charges	52,206	87,003	81,578
General and administrative expenses	29,518	26,332	25,510
Management fees to related party (Notes 3(b) and 4(d))	2,394	1,883	1,464
Impairment loss (Note 5)	0	442,274	0
Loss from sale of vessels (Note 5)	1,448	0	0
Insurance recoveries, net of other loss (Note 5)	0	(10,879)	0
Gain on contract termination	0	0	(5,500)
Other loss/(gain)	(542)	296	(253)
Operating income/(loss)	38,250	(483,987)	(88,321)
OTHER INCOME / (EXPENSES):
Interest and finance costs (Note 10)	(30,506)	(26,628)	(21,949)
Interest and other income (Note 4(b))	8,822	4,508	2,410
Gain/(loss) from equity method investments (Note 3)	14	(5,607)	(56,377)
Total other expenses, net	(21,670)	(27,727)	(75,916)
Net income/(loss)	16,580	(511,714)	(164,237)
Dividends on series B preferred shares (Notes 9(a) and 11)	(5,769)	(5,769)	(5,769)
Net income/(loss) attributed to common stockholders	$ 10,811	$ (517,483)	$ (170,006)
Earnings/(loss) per common share, basic and diluted (Note 11)	$ 0.1	$ (5.41)	$ (2.11)
Weighted average number of common shares, basic (Note 11)	103,736,742	95,731,093	80,441,517
Weighted average number of common shares, diluted (Note 11)	104,715,883	95,731,093	80,441,517